Inventory	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Inventory Disclosure [Abstract]
Inventory

8.       Inventory

	November 30	August 31
	2020	2020
	$	$
Raw materials	53,676	51,404
Work in progress	11,557	15,705
Finished goods	60,730	49,762
	125,963	116,871

During the period ended November 30, 2020, the Company wrote down $1,765 (2020 - $8,240 full year) of inventory to reflect its net realisable value.

8.          Inventory

	August 31 2020 $	August 31 2019 $
Raw materials	51,404	45,068
Work in progress	15,705	—
Finished goods	49,762	82,328
	116,871	127,396

During the year ended August 31, 2020, the Company wrote down $8,240 (2019 - $7,182) of inventory to reflect its net realisable value.